Condensed consolidating guarantor financial information	12 Months Ended
Dec. 31, 2018
Disclosure of separate financial statements [Abstract]
Condensed consolidating guarantor financial information
Condensed consolidating guarantor financial information

Certain of the Group's subsidiaries have guaranteed the Group's obligations under the Reynolds Notes (as defined in note 15).

The following condensed consolidating financial information presents:

(1)
The condensed consolidating statements of financial position as of December 31, 2018 and 2017 and the related statements of comprehensive income and cash flows for each of the years ended December 31, 2018, 2017 and 2016 of:

a.	Reynolds Group Holdings Limited, the Parent;

b.	the Reynolds Notes Issuers (as defined in note 15);

c.	the other guarantor subsidiaries;

d.	the non-guarantor subsidiaries; and

e.	the Group on a consolidated basis.

(2)
Adjustments and elimination entries necessary to consolidate Reynolds Group Holdings Limited, the Parent, with the Reynolds Notes Issuers, the other guarantor subsidiaries and the non-guarantor subsidiaries.

The condensed consolidating statements of comprehensive income and consolidating statements of cash flows for the years ended December 31, 2018, 2017 and 2016 and the condensed consolidating statements of financial position as of December 31, 2018 and 2017 reflect the current guarantor structure of the Group.

Each guarantor subsidiary is 100% owned by the Parent. The notes are guaranteed to the extent permitted by law and are subject to certain customary guarantee release provisions set forth in the indentures governing the notes on a joint and several basis by each guarantor subsidiary. Provided below are condensed consolidating statements of comprehensive income, financial position and cash flows of each of the companies listed above, together with the condensed consolidating statements of comprehensive income, financial position and cash flows of guarantor and non-guarantor subsidiaries. These have been prepared under the Group's accounting policies disclosed in note 3 which comply with IFRS with the exception of investments in subsidiaries. Investments in subsidiaries are accounted for using the equity method. The guarantor subsidiaries and non-guarantor subsidiaries are each presented on a combined basis. The principal elimination entries eliminate investments in subsidiaries and intercompany balances and transactions.
Condensed consolidating statement of comprehensive income

	For the year ended December 31, 2018
(In $ million)	Parent	Reynolds Notes Issuers	Other guarantor entities	Non-guarantor entities	Adjustments and eliminations	Consolidated
Revenue	—	—	9,682	1,202	(224)	10,660
Cost of sales	—	—	(7,769)	(1,021)	224	(8,566)
Gross profit	—	—	1,913	181	—	2,094
Net other income (expenses) and share of equity method earnings, net of income tax	(17)	—	(278)	(24)	40	(279)
Selling, marketing and distribution expenses	—	—	(239)	(25)	—	(264)
General and administration expenses	—	—	(637)	(60)	—	(697)
Profit (loss) from operating activities	(17)	—	759	72	40	854
Financial income	17	499	74	61	(605)	46
Financial expenses	(7)	(647)	(778)	(38)	605	(865)
Net financial income (expenses)	10	(148)	(704)	23	—	(819)
Profit (loss) from continuing operations before income tax	(7)	(148)	55	95	40	35
Income tax (expense) benefit	—	38	(49)	(29)	—	(40)
Profit (loss) from continuing operations	(7)	(110)	6	66	40	(5)
Profit (loss) from discontinued operations, net of income tax	—	—	—	—	—	—
Profit (loss) for the year	(7)	(110)	6	66	40	(5)
Total other comprehensive income (loss), net of income tax	(18)	—	(5)	(8)	13	(18)
Total comprehensive income (loss) for the year	(25)	(110)	1	58	53	(23)

Profit (loss) attributable to:
Equity holder of the Group - continuing operations	(7)	(110)	6	64	40	(7)
Equity holder of the Group - discontinued operations	—	—	—	—	—	—
Non-controlling interests	—	—	—	2	—	2
	(7)	(110)	6	66	40	(5)

Total comprehensive income (loss) attributable to:
Equity holder of the Group - continuing operations	(25)	(110)	1	56	53	(25)
Equity holder of the Group - discontinued operations	—	—	—	—	—	—
Non-controlling interests	—	—	—	2	—	2
	(25)	(110)	1	58	53	(23)
Condensed consolidating statement of financial position

	As of December 31, 2018
(In $ million)	Parent	Reynolds Notes Issuers	Other guarantor entities	Non-guarantor entities	Adjustments and eliminations	Consolidated
Assets
Cash and cash equivalents	—	—	663	120	—	783
Trade and other receivables, net	—	—	98	1,023	—	1,121
Inventories	—	—	1,270	141	—	1,411
Inter-group receivables	—	985	28	1	(1,014)	—
Assets held for sale	—	—	5	—	—	5
Other assets	—	11	80	17	—	108
Total current assets	—	996	2,144	1,302	(1,014)	3,428
Investments in subsidiaries	1,408	—	895	—	(2,303)	—
Property, plant and equipment	—	—	2,714	307	—	3,021
Intangible assets	—	—	8,921	301	—	9,222
Inter-group receivables	8	6,301	1,795	245	(8,349)	—
Other assets	328	29	109	41	—	507
Total non-current assets	1,744	6,330	14,434	894	(10,652)	12,750
Total assets	1,744	7,326	16,578	2,196	(11,666)	16,178
Liabilities
Trade and other payables	33	119	832	179	—	1,163
Borrowings	—	—	36	419	—	455
Inter-group payables	—	13	985	16	(1,014)	—
Other liabilities	3	—	234	29	—	266
Total current liabilities	36	132	2,087	643	(1,014)	1,884
Borrowings	—	6,604	3,976	—	—	10,580
Inter-group liabilities	91	490	7,094	674	(8,349)	—
Other liabilities	—	6	2,013	69	—	2,088
Total non-current liabilities	91	7,100	13,083	743	(8,349)	12,668
Total liabilities	127	7,232	15,170	1,386	(9,363)	14,552
Net assets	1,617	94	1,408	810	(2,303)	1,626
Equity
Equity attributable to equity holder of the Group	1,617	94	1,408	801	(2,303)	1,617
Non-controlling interests	—	—	—	9	—	9
Total equity	1,617	94	1,408	810	(2,303)	1,626
Condensed consolidating statement of cash flows

	For the year ended December 31, 2018
(In $ million)	Parent	Reynolds Notes Issuers	Other guarantor entities	Non-guarantor entities	Adjustments and eliminations	Consolidated
Net cash from (used in) operating activities	(23)	(396)	1,107	26	236	950

Cash flows from (used in) investing activities
Acquisition of property, plant and equipment and intangible assets	—	—	(538)	(47)	—	(585)
Proceeds from sale of property, plant and equipment and other assets	—	—	20	1	—	21
Disposal of businesses, net of cash disposed	—	—	119	(1)	—	118
Net related party (advances) repayments	—	482	(19)	(28)	(435)	—
Related party interest received	—	214	22	—	(236)	—
Other	—	—	4	2	—	6
Net cash from (used in) investing activities	—	696	(392)	(73)	(671)	(440)

Cash flows from (used in) financing activities
Repayment of borrowings	—	(300)	(52)	—	—	(352)
Net related party borrowings (repayments)	23	—	(454)	(4)	435	—
Other	—	—	(3)	(2)	—	(5)
Net cash from (used in) financing activities	23	(300)	(509)	(6)	435	(357)
Condensed consolidating statement of comprehensive income

	For the year ended December 31, 2017
(In $ million)	Parent	Reynolds Notes Issuers	Other guarantor entities	Non-guarantor entities	Adjustments and eliminations	Consolidated
Revenue	—	—	9,368	1,352	(196)	10,524
Cost of sales	—	—	(7,259)	(1,139)	196	(8,202)
Gross profit	—	—	2,109	213	—	2,322
Net other income (expenses) and share of equity method earnings, net of income tax	425	—	176	(69)	(610)	(78)
Selling, marketing and distribution expenses	—	—	(247)	(30)	—	(277)
General and administration expenses	—	—	(681)	(64)	—	(745)
Profit (loss) from operating activities	425	—	1,357	50	(610)	1,222
Financial income	17	567	26	65	(626)	49
Financial expenses	(2)	(423)	(904)	(47)	626	(750)
Net financial income (expenses)	15	144	(878)	18	—	(701)
Profit (loss) from continuing operations before income tax	440	144	479	68	(610)	521
Income tax (expense) benefit	(2)	(22)	(34)	(23)	—	(81)
Profit (loss) from continuing operations	438	122	445	45	(610)	440
Profit (loss) from discontinued operations, net of income tax	(1)	—	(1)	—	1	(1)
Profit (loss) for the year	437	122	444	45	(609)	439
Total other comprehensive income (loss), net of income tax	257	—	253	92	(345)	257
Total comprehensive income (loss) for the year	694	122	697	137	(954)	696

Profit (loss) attributable to:
Equity holder of the Group - continuing operations	438	122	445	43	(610)	438
Equity holder of the Group - discontinued operations	(1)	—	(1)	—	1	(1)
Non-controlling interests	—	—	—	2	—	2
	437	122	444	45	(609)	439

Total comprehensive income (loss) attributable to:
Equity holder of the Group - continuing operations	695	122	698	135	(955)	695
Equity holder of the Group - discontinued operations	(1)	—	(1)	—	1	(1)
Non-controlling interests	—	—	—	2	—	2
	694	122	697	137	(954)	696
Condensed consolidating statement of financial position

	As of December 31, 2017
(In $ million)	Parent	Reynolds Notes Issuers	Other guarantor entities	Non-guarantor entities	Adjustments and eliminations	Consolidated
Assets
Cash and cash equivalents	—	—	457	160	—	617
Trade and other receivables, net	—	—	93	1,043	—	1,136
Inventories	—	—	1,225	145	—	1,370
Inter-group receivables	—	717	25	—	(742)	—
Assets held for sale	—	—	3	141	—	144
Other assets	—	4	43	18	—	65
Total current assets	—	721	1,846	1,507	(742)	3,332
Investments in subsidiaries	1,407	—	1,125	—	(2,532)	—
Property, plant and equipment	—	—	2,601	322	—	2,923
Intangible assets	—	—	9,306	353	—	9,659
Inter-group receivables	9	6,763	1,609	149	(8,530)	—
Other assets	330	282	114	42	—	768
Total non-current assets	1,746	7,045	14,755	866	(11,062)	13,350
Total assets	1,746	7,766	16,601	2,373	(11,804)	16,682
Liabilities
Trade and other payables	33	125	786	172	—	1,116
Borrowings	—	—	52	418	—	470
Inter-group payables	—	4	718	20	(742)	—
Liabilities directly associated with assets held for sale	—	—	—	34	—	34
Other liabilities	6	—	257	35	—	298
Total current liabilities	39	129	1,813	679	(742)	1,918
Borrowings	—	6,897	4,022	—	—	10,919
Inter-group liabilities	65	490	7,304	671	(8,530)	—
Other liabilities	—	66	2,055	72	—	2,193
Total non-current liabilities	65	7,453	13,381	743	(8,530)	13,112
Total liabilities	104	7,582	15,194	1,422	(9,272)	15,030
Net assets	1,642	184	1,407	951	(2,532)	1,652
Equity
Equity attributable to equity holder of the Group	1,642	184	1,407	941	(2,532)	1,642
Non-controlling interests	—	—	—	10	—	10
Total equity	1,642	184	1,407	951	(2,532)	1,652
Condensed consolidating statement of cash flows

	For the year ended December 31, 2017
(In $ million)	Parent	Reynolds Notes Issuers	Other guarantor entities	Non-guarantor entities	Adjustments and eliminations	Consolidated
Net cash from (used in) operating activities	(18)	(397)	1,245	(136)	146	840

Cash flows from (used in) investing activities
Acquisition of property, plant and equipment and intangible assets	—	—	(362)	(48)	—	(410)
Proceeds from sale of property, plant and equipment and other assets	—	—	5	—	—	5
Disposal of businesses, net of cash disposed	—	—	12	32	—	44
Net related party (advances) repayments	—	446	(413)	14	(47)	—
Related party interest received	—	131	15	—	(146)	—
Other	—	—	2	—	—	2
Net cash from (used in) investing activities	—	577	(741)	(2)	(193)	(359)

Cash flows from (used in) financing activities
Drawdown of borrowings	—	—	—	452	—	452
Repayment of borrowings	—	(445)	(336)	(440)	—	(1,221)
Net related party borrowings (repayments)	18	265	(459)	129	47	—
Payment of debt transaction costs	—	—	(6)	(4)	—	(10)
Other	—	—	(3)	(3)	—	(6)
Net cash from (used in) financing activities	18	(180)	(804)	134	47	(785)
Condensed consolidating statement of comprehensive income

	For the year ended December 31, 2016
(In $ million)	Parent	Reynolds Notes Issuers	Other guarantor entities	Non-guarantor entities	Adjustments and eliminations	Consolidated
Revenue	—	—	9,386	1,446	(186)	10,646
Cost of sales	—	—	(7,224)	(1,221)	186	(8,259)
Gross profit	—	—	2,162	225	—	2,387
Net other income (expenses) and share of equity method earnings, net of income tax	151	—	130	(64)	(289)	(72)
Selling, marketing and distribution expenses	—	—	(281)	(34)	—	(315)
General and administration expenses	—	—	(779)	(76)	—	(855)
Profit (loss) from operating activities	151	—	1,232	51	(289)	1,145
Financial income	17	813	29	58	(748)	169
Financial expenses	—	(724)	(1,041)	(25)	748	(1,042)
Net financial income (expenses)	17	89	(1,012)	33	—	(873)
Profit (loss) from continuing operations before income tax	168	89	220	84	(289)	272
Income tax (expense) benefit	(3)	(33)	(43)	(26)	—	(105)
Profit (loss) from continuing operations	165	56	177	58	(289)	167
Profit (loss) from discontinued operations, net of income tax	(6)	—	1	—	(1)	(6)
Profit (loss) for the year	159	56	178	58	(290)	161
Total other comprehensive income (loss), net of income tax	8	—	4	(85)	81	8
Total comprehensive income (loss) for the year	167	56	182	(27)	(209)	169

Profit (loss) attributable to:
Equity holder of the Group - continuing operations	165	56	177	56	(289)	165
Equity holder of the Group - discontinued operations	(6)	—	1	—	(1)	(6)
Non-controlling interests	—	—	—	2	—	2
	159	56	178	58	(290)	161

Total comprehensive income (loss) attributable to:
Equity holder of the Group - continuing operations	173	56	181	(29)	(208)	173
Equity holder of the Group - discontinued operations	(6)	—	1	—	(1)	(6)
Non-controlling interests	—	—	—	2	—	2
	167	56	182	(27)	(209)	169
Condensed consolidating statement of cash flows

	For the year ended December 31, 2016
(In $ million)	Parent	Reynolds Notes Issuers	Other guarantor entities	Non-guarantor entities	Adjustments and eliminations	Consolidated
Net cash from (used in) operating activities	(46)	(727)	1,132	68	449	876

Cash flows from (used in) investing activities
Acquisition of property, plant and equipment and intangible assets	—	—	(286)	(38)	—	(324)
Proceeds from sale of property, plant and equipment and other assets	—	—	10	3	—	13
Disposal of businesses, net of cash disposed	—	—	149	—	—	149
Net related party (advances) repayments	—	1,811	(38)	4	(1,777)	—
Related party interest received	—	450	4	—	(449)	5
Net cash from (used in) investing activities	—	2,261	(161)	(31)	(2,226)	(157)

Cash flows from (used in) financing activities
Drawdown of borrowings	—	3,152	1,348	206	—	4,706
Repayment of borrowings	—	(4,774)	(1,450)	(115)	—	(6,339)
Net related party borrowings (repayments)	45	122	(1,824)	(120)	1,777	—
Payment of debt transaction costs	—	(34)	(76)	—	—	(110)
Other	—	—	(5)	(1)	—	(6)
Net cash from (used in) financing activities	45	(1,534)	(2,007)	(30)	1,777	(1,749)